VARIABLE INTEREST ENTITY - Schedule of Variable Interest Entities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 0	$ 0
Total assets	0	0
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	202	205
Aircraft held for sale, net (net of accumulated depreciation of $928 as of March 31, 2026 and December 31, 2025)	4,376	4,376
Total assets	4,578	4,581
Accumulated depreciation	928	928
Athena Technology Solutions Holdings, LLC [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	27,449	27,908	$ 45,603
Total assets	$ 700,251	626,995	556,631
Athena Technology Solutions Holdings, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents		205	171
Aircraft held for sale, net (net of accumulated depreciation of $928 as of March 31, 2026 and December 31, 2025)		4,376	4,574
Total assets		4,581	4,745
Accumulated depreciation		$ 928	$ 729